Business combinations (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended			9 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	9 Months Ended			0 Months Ended	1 Months Ended		1 Months Ended
	Mar. 31, 2012	Oct. 31, 2011 USD ($)	Jul. 31, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 28, 2013 USD ($)	Oct. 11, 2011 USD ($)	Jul. 02, 2011 USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 28, 2013 BAF Technologies Inc [Member] USD ($)	Dec. 31, 2013 BAF Technologies Inc [Member] USD ($)	Dec. 31, 2013 BAF Technologies Inc [Member] Minimum [Member]	Dec. 31, 2013 BAF Technologies Inc [Member] Maximum [Member]	Jun. 28, 2013 Clean Energy [Member] USD ($)	Dec. 31, 2013 Clean Energy [Member] USD ($)	Dec. 31, 2012 AEC [Member] USD ($)	Mar. 20, 2012 AEC [Member] USD ($)	Mar. 20, 2012 AEC [Member] AUD	Oct. 11, 2011 AFV [Member] USD ($)	Oct. 31, 2011 AFV [Member] USD ($)	Dec. 31, 2011 AFV [Member] USD ($)	Oct. 11, 2011 AFV [Member] CAD	Oct. 11, 2011 AFV [Member] SEK	Jul. 02, 2011 Emer [Member] USD ($)	Jul. 31, 2011 Emer [Member] USD ($)	Jul. 02, 2011 Emer [Member] EUR (€)	Jun. 28, 2013 Stock Purchase Agreement [Member] BAF Technologies Inc [Member]
Business Acquisition, Percentage of Voting Interests Acquired												100.00%									100.00%					100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares												718,485				97,975						33,161					881,860		816,460
Business Acquisition, Share Price							$ 30.62	$ 28.74	$ 25.06			$ 33.53												29.56
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned												$ 24,091				$ 3,285
Payments to Acquire Interest in Subsidiaries and Affiliates, Total																	5,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents																			1,125	1,082
Fair Value Of Products And Services																2,678
Business Combination Consideration Payable												5,000
Business Combination Consideration Payable In Excess												2,322
Foreign Currency Exchange Rate, Translation																				1.04					6.6712			1.45
Business Combination, Acquisition Related Costs				1,683	493													280					93
Business Acquisitions Purchase Price Allocation Current Assets Cash And Cash Equivalents					8								1,178
Finite-Lived Intangible Asset, Useful Life	8 years	8 years								5 years	20 years			3 years	10 years
Noncash or Part Noncash Acquisition, Debt Assumed		1,087	77,000
Repayments of Long-term Debt, Total		420	36,300	53,278	9,947	6,725
Long-term Debt, Total					16,220			667	40,700
Business Acquisition Purchase Price Allocation Assets Acquired Liabilities Assumed																					3,939					39,706
Payments to Acquire Businesses, Gross																						2,558					17,607
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable																					953	953				22,099	22,099
Business Acquisitions Purchase Price Allocation Goodwill Amount																					2,701					50,774
Revenue, Net, Total				87,696	164,032	155,626							17,097
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total				$ (45,794)	$ (185,410)	$ (98,774)							$ 3,512